Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - Cash generating unit - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 477	€ 476
Retail Netherlands
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.20%	7.81%
Terminal growth rate	2.00%	2.00%
Goodwill	€ 30	€ 30
Retail Germany
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.20%	7.77%
Terminal growth rate	2.20%	2.00%
Goodwill	€ 356	€ 356
Retail Poland
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.76%	9.30%
Terminal growth rate	2.50%	2.50%
Goodwill	€ 77	€ 76
Retail Romania
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.86%	11.45%
Terminal growth rate	2.60%	3.00%
Goodwill	€ 14	€ 15